CONSOLIDATED BALANCE SHEETS (Parenthetical) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR
Investments available for sale, at fair value, restricted investments	$ 14,782.0	805,912.3		544,169.2
Loans, allowance	$ 618.0	33,694.2	$ 511.9	27,906.9
Equity shares, par value		2.0		2.0
Equity shares, authorized	2,750,000,000	2,750,000,000	2,750,000,000	2,750,000,000
Equity shares, issued	2,379,419,030	2,379,419,030	2,346,688,270	2,346,688,270
Equity shares, outstanding	2,379,419,030	2,379,419,030	2,346,688,270	2,346,688,270